DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Recognised Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,101	$ 4,185
Deferred tax liabilities	(4,858)	(4,905)
Net deferred tax assets/(liabilities)	(757)	(720)	$ (887)
Plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	477	733
Deferred tax liabilities	(11)	(9)
Net deferred tax assets/(liabilities)	466	724	1,018
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	(3,969)	(4,072)
Net deferred tax assets/(liabilities)	(3,969)	(4,072)	(6,099)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	620	750
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	620	750	642
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,871	2,159
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	1,871	2,159	3,622
Tax value of loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,016	433
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	1,016	433	216
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	117	110
Deferred tax liabilities	(878)	(824)
Net deferred tax assets/(liabilities)	$ (761)	$ (714)	$ (286)